Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill
Schedule of changes in the carrying amount of goodwill

				Foreign currency	Balance as of
	Balance as of			translation	March 31,
	March 31, 2022	Additions	Impairment	adjustments	2023
Jisen	4,581,112	—	—	(274,533)	4,306,579
Total	4,581,112	—	—	(274,533)	4,306,579